Notes Payable - Convertible Note Derivative Liability (Details) - Convertible Note due in May 2024 - USD ($) $ in Thousands		8 Months Ended
	May 06, 2021	Dec. 31, 2021
Increase (decrease) in convertible note derivative liability
Initial recognition		$ 17,063
Gain	$ 5,341
Change resulting from conversions		(4,986)
Ending balance	$ 17,063	$ 17,418